Acquisition of subsidiary - Allocation of assets acquired and liabilities assumed (Details) - CMPL - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 16, 2023	Dec. 31, 2023	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Trade and other receivables	$ 1,641
Inventories	32,893
Property, plant and equipment	1,216,263
Exploration and evaluation	17,918
Other assets	1,404
Trade and other payables	(23,569)
Lease liabilities	(504)
Provisions	(40,371)
Deferred tax liabilities	(136,029)
Total net identifiable assets acquired	1,069,646
Transaction costs	$ 12,217
Revenue since acquisition			$ 158,999
Copper sales			153,530
Silver sales			5,469
Profit since acquisition		$ 18,259
Pro forma revenue			300,954
Pro forma loss			$ 145,513